Goodwill Recorded as a Result of the Acquisition to the Bank's Reportable Segments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Jul. 01, 2023 INR (₨)	Jul. 01, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)
Business Combination Segment Allocation [Line Items]
Goodwill	₨ 1,629,510.3	$ 19,552.6			₨ 74,937.9	$ 899.3	₨ 74,937.9	$ 899.3
Retail Banking [Member]
Business Combination Segment Allocation [Line Items]
Goodwill	443,017.5				74,937.9		74,937.9
Wholesale Banking [Member]
Business Combination Segment Allocation [Line Items]
Goodwill	71,617.3				0.0		0.0
Insurance Services [Member]
Business Combination Segment Allocation [Line Items]
Goodwill	959,080.0				0.0		0.0
Others [Member]
Business Combination Segment Allocation [Line Items]
Goodwill	155,795.5				₨ 0.0		₨ 0.0
eHDFC [Member]
Business Combination Segment Allocation [Line Items]
Goodwill	₨ 1,628,148.5	$ 19,536.2	₨ 1,628,148.5	$ 19,536.2
eHDFC [Member] | Retail Banking [Member]
Business Combination Segment Allocation [Line Items]
Goodwill			368,079.6	4,416.6
eHDFC [Member] | Wholesale Banking [Member]
Business Combination Segment Allocation [Line Items]
Goodwill			71,617.3	859.3
eHDFC [Member] | Insurance Services [Member]
Business Combination Segment Allocation [Line Items]
Goodwill			959,080.0	11,508.0
eHDFC [Member] | Others [Member]
Business Combination Segment Allocation [Line Items]
Goodwill			₨ 229,371.6	$ 2,752.3